UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

NName:    Roxbury Capital Management, LLC
Address:  6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Beh
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6144

Signature, Place, and Date of Signing:

/s/ Brian Beh                  Minnetonka, MN                  01/18/2013


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        67
Form 13F Information Table Value Total:                  $608,091
                                                      (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                        TITLE           CUSIP      VALUE    SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  (x$1000)  PRN AMT    PRN   CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------   --------------  --------- --------  -------    ---   ---- ---------- --------  --------- ------ ----
ACACIA RESH CORP               ACACIA TCH COM  003881307    6313     246033    SH         SOLE                  246033       0     0
ACI WORLDWIDE INC COM          COM             004498101    5477     125364    SH         SOLE                  125364       0     0
AIR METHODS CORP               COM PAR $.06    009128307   20063     543552    SH         SOLE                  543552       0     0
APPLIED MICRO CIRCUITS CORP    COM NEW         03822W406    3208     380975    SH         SOLE                  380975       0     0
AVIS BUDGET GROUP INC          COM             053774105    3661     184725    SH         SOLE                  184725       0     0
BALLY TECHNOLOGIES INC         COM             05874B107    8025     179497    SH         SOLE                  179497       0     0
BRINKER INTL INC               COM             109641100    6063     195630    SH         SOLE                  195630       0     0
CATAMARAN CORPORATION          COM             148887102   15814     335755    SH         SOLE                  335755       0     0
CAVIUM INC COM                 COM             14964U108   10373     332375    SH         SOLE                  332375       0     0
CENTENE CORP                   COM             15135B101   14988     365561    SH         SOLE                  365561       0     0
COGENT COMM GROUP INC          COM NEW         19239V302    4631     204568    SH         SOLE                  204568       0     0
CONNS INC                      COM             208242107   20537     669836    SH         SOLE                  669836       0     0
COOPER COS INC                 COM NEW         216648402   21877     236561    SH         SOLE                  236561       0     0
DSW INC CL A                   CL A            23334L102   20518     312340    SH         SOLE                  312340       0     0
ESCO TECHNOLOGIES INC          COM             296315104    7221     193021    SH         SOLE                  193021       0     0
EURONET WORLDWIDE INC          COM             298736109   12359     523698    SH         SOLE                  523698       0     0
FINISAR CORP COM               COM NEW         31787A507    7857     482349    SH         SOLE                  482349       0     0
FIRST CASH FINL SVCS INC       COM             31942D107   18648     375826    SH         SOLE                  375826       0     0
FULLER H B CO                  COM             359694106    6865     197145    SH         SOLE                  197145       0     0
GENESSE & WYOMING              CL A            371559105    7477      98283    SH         SOLE                   98283       0     0
GRAND CANYON ED INC COM        COM             38526M106   15363     654590    SH         SOLE                  654590       0     0
GULFPORT ENERGY CORP           COM NEW         402635304    9749     255088    SH         SOLE                  255088       0     0
HANESBRANDS INC                COM             410345102   14143     394825    SH         SOLE                  394825       0     0
HERCULES OFFSHORE INC          COM             427093109    9540    1546115    SH         SOLE                 1546115       0     0
HEXCEL CORP                    COM             428291108   10393     385510    SH         SOLE                  385510       0     0
HMS HLDGS CORP                 COM             40425J101    3223     124362    SH         SOLE                  124362       0     0
HOT TOPIC INC                  COM             441339108    6500     675013    SH         SOLE                  675013       0     0
HURON CONSULTING GROUP INC     COM             447462102    5429     161149    SH         SOLE                  161149       0     0
II VI INC                      COM             902104108    4228     231931    SH         SOLE                  231931       0     0
INFOBLOX INC COM               COM             45672H104    2934     163269    SH         SOLE                  163269       0     0
INTEGRATED DEVICE TECH         COM             458118106    5317     728380    SH         SOLE                  728380       0     0
JONES LANG LASALLE INC         COM             48020Q107    4864      57942    SH         SOLE                   57942       0     0
KAISER ALUMINUM CORP           COM PAR $0.01   483007704   10370     168099    SH         SOLE                  168099       0     0
KIRBY CORP                     COM             497266106    8382     135435    SH         SOLE                  135435       0     0
KULICKE & SOFFA INDS INC       COM             501242101   14525    1211460    SH         SOLE                 1211460       0     0
LEAPFROG ENTERPRISES CL A      CL A            52186N106    5741     665187    SH         SOLE                  665187       0     0
LITHIA MTRS INC CL A           CL A            536797103    8615     230212    SH         SOLE                  230212       0     0
LSB INDS INC                   COM             502160104    5678     160292    SH         SOLE                  160292       0     0
MASTEC INC                     COM             576323109    7609     305203    SH         SOLE                  305203       0     0
MAXIMUS INC                    COM             577933104   19061     301510    SH         SOLE                  301510       0     0
MEDIVATION INC                 COM             58501N101    3222      62986    SH         SOLE                   62986       0     0
MEDNAX INC                     COM             58502B106   16270     204598    SH         SOLE                  204598       0     0
MWI VETERINARY SUPPLY INC      COM             55402X105   13035     118502    SH         SOLE                  118502       0     0
NAM TAI ELECTRS INC            COM PAR $0.02   629865205    7121     515292    SH         SOLE                  515292       0     0
NCR CORP                       COM             62886E108   13561     532212    SH         SOLE                  532212       0     0
NETQIN MOBILE INC ADR REPR CL  ADR REPSTG CL A 64118U108    3933     651180    SH         SOLE                  651180       0     0
NETSPEND HLDGS INC COM         COM             64118V106   10254     867535    SH         SOLE                  867535       0     0
OLD DOMINION FREIGHT LINES INC COM             679580100    5016     146323    SH         SOLE                  146323       0     0
ORTHOFIX INTL N V COM          COM             N6748L102    3724      94686    SH         SOLE                   94686       0     0
OSI SYS INC                    COM             671044105   25467     397667    SH         SOLE                  397667       0     0
OXFORD INDUSTRIES              COM             691497309   11530     248709    SH         SOLE                  248709       0     0
PEBBLEBROOK HOTEL TR           COM             70509V100    5936     256987    SH         SOLE                  256987       0     0
PORTFOLIO RECOVERY ASSOCS INC  COM             73640Q105   12777     119566    SH         SOLE                  119566       0     0
PREMIERE GLOBAL SERVICES INC   COM             740585104    6973     712982    SH         SOLE                  712982       0     0
PROOFPOINT INC COM             COM             743424103    3474     282180    SH         SOLE                  282180       0     0
RADWARE LTD                    ORD             M81873107    7873     238589    SH         SOLE                  238589       0     0
RPM INC                        COM             749685103    4679     159355    SH         SOLE                  159355       0     0
RUSH ENTERPISES INC CL A       CL A            781846209    5669     274258    SH         SOLE                  274258       0     0
SHOE CARNIVAL INC COM          COM             824889109    2813     137296    SH         SOLE                  137296       0     0
SKYWORKS SOLUTIONS INC         COM             83088M102    5118     252100    SH         SOLE                  252100       0     0
SOLERA HOLDINGS INC            COM             83421A104   11152     208565    SH         SOLE                  208565       0     0
SOURCEFIRE INC COM             COM             83616T108    4332      91743    SH         SOLE                   91743       0     0
TEAM HEALTH HOLDINGS INC       COM             87817A107    6585     228893    SH         SOLE                  228893       0     0
TERADYNE INC                   COM             880770102    9656     571714    SH         SOLE                  571714       0     0
TEXTAINER GROUP HOLDINGS LTD   SHS             G8766E109    4372     138965    SH         SOLE                  138965       0     0
TOWER GROUP INC                COM             891777104    2995     168350    SH         SOLE                  168350       0     0
UNITED NATURAL FOODS           COM             911163103    6915     129028    SH         SOLE                  129028       0     0